Eaton Vance Management

Two International Place

Boston, MA  02110

(617) 482-8260

www.eatonvance.com

November 12, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: Eaton Vance Floating-Rate Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Senior Floating-Rate Trust and Eaton Vance Senior Income Trust (collectively, the “Registrants”)

(Investment Company Act of 1940 File Nos. 811-21574, 811-09145, 811-21411 and 811-09013, respectively)

Dear Sir or Madam:

On behalf of the above-referenced Registrants, transmitted herewith, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and Regulation S-T, are preliminary copies of the Shareholder Letter, Notice of Joint Special Meeting of Shareholders, Proxy Statement and forms of Proxy Cards with regard to the Registrants’ upcoming Joint Special Meeting of Shareholders (“Proxy Materials”).

The definitive Proxy Materials are expected to be mailed to shareholders on or about November 25, 2020.

If you have any questions or comments concerning the foregoing or the enclosed, please contact the undersigned at 617-672-6170.

Very truly yours,

/s/ Jill R. Damon

Jill R. Damon

Vice President, Counsel